Reverse Recapitalization (Details)			3 Months Ended				12 Months Ended
		Sep. 26, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) shares		Jun. 30, 2022 shares
Reverse Recapitalization [Line Items]
(in Shares)			7,270,097				3,303,333
Common stock, shares outstanding (in Shares)			7,270,097				3,303,333		1,000,000
Convertible shares (in Shares)		1,696,668
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001				$ 0.0001
Exchange ratio			3.3033
Contingents earnout shares (in Shares)		4,200,000
Reflect revenue | $			$ 23,112,052				$ 3,228,559		$ 21,622,887
Warrants (in Shares)			12,156,423
Working capital amount | $			$ 2,603,923
Proceeds from financing activities | $			19,700,000
Cash held | $			300,000
Payments of transaction costs | $			2,200,000
June Thirty Two Thousand Twenty Five [Member]
Reverse Recapitalization [Line Items]
Excluding revenue value | $			$ 115,000,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in Shares)			7,270,097	[1]	3,303,333	[1]	3,303,333	[1]	3,303,333	[1]	1,000,000
Convertible shares (in Shares)	[1]		1,696,668
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001				$ 0.0001
Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Revenue including value | $							$ 67,000,000
Excluding revenue value | $							84,000,000
Earnout Shares [Member] | June 30, 2024 [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $							67,000,000
Earnout Shares [Member] | June 30, 2024 [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $							$ 84,000,000
Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member]
Reverse Recapitalization [Line Items]
Revenue including value | $			$ 77,050,000
Excluding revenue value | $			96,600,000
Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			77,050,000
Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			96,600,000
Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Revenue including value | $			100,000,000
Excluding revenue value | $			100,000,000
Earnout Shares [Member] | June 30, 2024 [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			100,000,000
Earnout Shares [Member] | June 30, 2024 [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			84,000,000
Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			100,000,000
Revenue including value | $			100,000,000
Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member]
Reverse Recapitalization [Line Items]
Reflect revenue | $			$ 115,000,000
ACAC’s Net of Redemption [Member]
Reverse Recapitalization [Line Items]
Net of redemption shares (in Shares)		1,744,663
Price per shares (in Dollars per share) | $ / shares			$ 11.75
ACAC’s Founder Shares [Member]
Reverse Recapitalization [Line Items]
Shares outstanding (in Shares)		2,156,250
ACACs Trust [Member]
Reverse Recapitalization [Line Items]
Trust account | $			$ 21,600,000
Foxx Development Holdings Inc. [Member]
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in Shares)		1,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Converted shares (in Shares)		3,303,333
Exchange ratio		3.3033
Foxx Development Holdings Inc. [Member] | Common Stock [Member]
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in Shares)		5,000,000
Foxx Development Inc. [Member] | Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Contingents earnout shares (in Shares)			700,000
Foxx Development Inc. [Member] | Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member]
Reverse Recapitalization [Line Items]
Contingents earnout shares (in Shares)			700,000
Foxx Development Inc. [Member] | Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Contingents earnout shares (in Shares)			1,400,000
Foxx Development Inc. [Member] | Earnout Shares [Member] | June 30, 2024 [Member]
Reverse Recapitalization [Line Items]
Contingents earnout shares (in Shares)			2,100,000
Foxx Development Inc. [Member] | Earnout Shares [Member] | June Thirty Two Thousand Twenty Five [Member]
Reverse Recapitalization [Line Items]
Contingents earnout shares (in Shares)			2,100,000
ACAC’s Public Shares [Member]
Reverse Recapitalization [Line Items]
Shares outstanding (in Shares)		70,721
Common Stock [Member]
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in Shares)							1,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.001
Converted shares (in Shares)		1,696,668
Common Stock [Member] | Convertible Promissory Notes [Member]
Reverse Recapitalization [Line Items]
(in Shares)			43,125
ACAC Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants (in Shares)			12,156,423
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants (in Shares)			4,312,500
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants (in Shares)			5,240,000

[1]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.